Intangibles Assets - Summary of the amortization recognized in the consolidated statement of profit or loss and other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	S/ 76,273	S/ 76,731	S/ 31,055
Cost of sales [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	2,047	2,005	2,329
Administrative Expense [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	S/ 74,226	S/ 74,726	S/ 28,726